Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2012
Business Description and Basis of Presentation [Text Block]
Note 1.  Description of the Business

Avalon Holdings Corporation (“Avalon”) was formed on April 30, 1998 as a subsidiary of American Waste Services, Inc. (“AWS”).   On June 17, 1998, AWS distributed, as a special dividend, all of the outstanding shares of capital stock of Avalon to the holders of AWS common stock on a pro rata and corresponding basis.

Avalon provides waste management services to industrial, commercial, municipal and governmental customers in selected northeastern and midwestern U.S. markets and manages a captive landfill for an industrial customer.  In addition, Avalon owns the Avalon Golf and Country Club, which has golf courses and clubhouses at each of its three facilities. The Squaw Creek and Sharon facilities each have a swimming pool, a fitness center and dining and banquet facilities.  The Squaw Creek facility also has tennis courts, while the Sharon facility offers spa services. Avalon also owns and operates a travel agency.